Business Developments (Estimated Fair Values of the Assets Acquired and Liabilities Assumed Related to Acquisition of DVB Bank SE's Aviation Finance Division) (Detail) - MUFG Bank's Acquisition of DVB Bank SE's Aviation Finance Division [Member]
¥ in Millions
Feb. 18, 2020 JPY (¥)
Business Developments [Line Items]
Loans	¥ 515,933
Total assets	522,797
Total liabilities	¥ 138